Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000078003
Registrant Name	Pfizer Inc.
Registration File Number	333-277323
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES